REVENUE - Accounts receivable, net and Deferred revenue (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Accounts receivable, net	$ 4,480	$ 5,321	$ 475
Deferred revenue	$ 30,809	$ 30,005	$ 17,270